                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2001
                                                     ---------------

Check here if Amendment [ ]; Amendment Number:_______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Menno Insurance Service d/b/a MMA Capital Management
         ----------------------------------------------------
Address: 1110 North Main Street
         ----------------------
         Goshen
         ------
         Indiana 46528
         -------------

Form 13F File Number: 28-6988
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Howard L. Brenneman
       ------------------------------------
Title: President
       ------------------------------------
Phone: 219/533-9511
       ------------------------------------

Signature, Place, and Date of Signing:

/s/ Howard L. Brenneman     Goshen, IN          April 30, 2001
-----------------------     ----------          --------------
      [Signature]         [City, State]             Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              -0-
                                         ------------------
Form 13F Information Table Entry Total:     184,011,384.69
                                         ------------------
Form 13F Information Table Value Total:  $  184,935,475.00
                                         ------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

                    28-
     -------           --------------                 -------------------

     [Repeat as necessary.]

MENNO INSURANCE SERVICE


ISSUER                             TITLE OF CLASS        CUSIP          MARKET VALUE        SHARES   INVESTMENT DISCRETION  VOTING
                                                                                                                          AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp                              Common          001957109            1,425,652      66,932 Sole               Sole   66932
Air Products & Chemicals Inc           Common          009158106            1,505,280      39,200 Sole               Sole   39200
Albertson's Inc                        Common          013104104            4,585,262     144,100 Sole               Sole   144100
Allstate Corp                          Common          020002101            4,471,853     106,625 Sole               Sole   106625
Altera Corporation                     Common          021441100              823,219      38,400 Sole               Sole   38400
Alza Corp                              Common          022615108            4,771,913     117,825 Sole               Sole   117825
American International Group           Common          026874107            3,012,713      37,425 Sole               Sole   37425
Anadarko Petroleum Corp                Common          032511107            4,328,681      68,950 Sole               Sole   68950
Applied Materials                      Common          038222105              767,775      17,650 Sole               Sole   17650
BP Amoco PLC                           Common          055622104            4,457,365      89,830 Sole               Sole   89830
Bank of America Corp                   Common          060505104            2,871,364      52,445 Sole               Sole   52445
Bank One Corp                          Common          06423A103            2,845,304      78,643 Sole               Sole   78643
Biomet Inc                             Common          090613100            3,937,131      99,950 Sole               Sole   99950
Bristol-Myers Squibb Co                Common          110122108            1,545,410      26,017 Sole               Sole   26017
Broadwing Inc                          Common          111620100            2,772,441     144,775 Sole               Sole   144775
Chubb Corp                             Common          171232101            4,058,451      56,025 Sole               Sole   56025
Cisco Systems Inc                      Common          17275R102            2,003,824     126,720 Sole               Sole   126720
Citigroup Inc                          Common          172967101            1,944,036      43,220 Sole               Sole   43220
Dell Computer Corp                     Common          247025109            1,365,317      53,150 Sole               Sole   53150
Dollar General Corp                    Common          256669102            2,522,664     123,418 Sole               Sole   123418
Duke-Weeks Realty Corp                 Common          264411505              307,895      13,300 Sole               Sole   13300
EMC Corp / Mass                        Common          268648102            1,058,547      36,005 Sole               Sole   36005
Ensco International                    Common          26874Q100            2,109,625      60,275 Sole               Sole   60275
El Paso Corp                           Common          28336L109            2,869,935      43,950 Sole               Sole   43950
Emerson Electric Co                    Common          291011104            3,084,500      49,750 Sole               Sole   49750
Fastenal Company                       Common          311900104            2,038,300      37,400 Sole               Sole   37400
Federal National Mortgage Assn         Common          313586109            6,097,360      76,600 Sole               Sole   76600
Fifth Third Bancorp                    Common          316773100            2,438,109      45,625 Sole               Sole   45625

Friday, April 27, 2001

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

ISSUER                             TITLE OF CLASS        CUSIP          MARKET VALUE         SHARES   INVESTMENT DISCRETION VOTING
                                                                                                                          AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp                        Common          319963104            2,716,805      45,500 Sole              Sole   45500
Gannett Co                             Common          364730101            1,549,734      25,950 Sole              Sole   25950
Gillette Company                       Common          375766102            1,915,397      61,450 Sole              Sole   61450
Hewlett Packard Co                     Common          428236103            3,619,503     115,750 Sole              Sole   115750
Home Depot Inc                         Common          437076102              784,075      18,192 Sole              Sole   18192
Intel Corp                             Common          458140100            3,406,613     129,465 Sole              Sole   129465
JDS Uniphase                           Common          46612J101              321,282      17,425 Sole              Sole   17425
Jabil Circuit Inc                      Common          466313103              345,920      16,000 Sole              Sole   16000
Johnson & Johnson                      Common          478160104            3,510,171      40,130 Sole              Sole   40130
Kimberly-Clark Corp                    Common          494368103            3,598,382      53,050 Sole              Sole   53050
Lowe's Companies                       Common          548661107            3,372,857      57,705 Sole              Sole   57705
Masco Corp                             Common          574599106            2,997,585     124,175 Sole              Sole   124175
Merck & Co Inc                         Common          589331107            3,369,656      44,396 Sole              Sole   44396
Microsoft Corp                         Common          594918104            4,760,590      87,050 Sole              Sole   87050
Minnesota Mining & Mfg Co              Common          604059105            2,363,206      22,745 Sole              Sole   22745
Newell Rubbermaid, Inc                 Common          651229106            2,635,690      99,460 Sole              Sole   99460
Norfolk Southern Corp                  Common          655844108            1,277,681      76,325 Sole              Sole   76325
Nortel Networks Corp                   Common          656568102              706,364      50,275 Sole              Sole   50275
Oracle Corp                            Common          68389X105            1,393,140      93,000 Sole              Sole   93000
Pepsico Inc                            Common          713448108            5,469,578     124,450 Sole              Sole   124450
Pfizer Inc                             Common          717081103            5,069,364     123,794 Sole              Sole   123794
Pitney Bowes Inc                       Common          724479100            3,812,075     109,700 Sole              Sole   109700
Procter & Gamble Co                    Common          742718109            3,549,420      56,700 Sole              Sole   56700
Protective Life                        Common          743674103              460,050      15,000 Sole              Sole   15000
Qualcomm Inc                           Common          747525103              457,247       8,075 Sole              Sole   8075
SBC Communications Inc                 Common          78387G103            3,636,408      81,479 Sole              Sole   81479
St Jude Medical Inc                    Common          790849103            2,781,353      51,650 Sole              Sole   51650
Sara Lee Corp                          Common          803111103            2,244,860     104,025 Sole              Sole   104025
Schlumberger Ltd                       Common          806857108              705,723      12,250 Sole              Sole   12250
Scientific-Atlanta Inc                 Common          808655104            1,133,328      27,250 Sole              Sole   27250

Friday, April 27, 2001

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

ISSUER                             TITLE OF CLASS        CUSIP          MARKET VALUE     SHARES INVESTMENT DISCRETION  VOTING
                                                                                                                      AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc                   Common          866810104            717,779       46,700 Sole                Sole  46700
Target Corp                            Common          87612E106          4,563,218      126,475 Sole                Sole  126475
Tellabs, Inc                           Common          879664100          2,831,885       69,600 Sole                Sole  69600
Texas Instruments Inc                  Common          882508104          1,594,696       51,475 Sole                Sole  51475
Thomas & Betts Corp                    Common          884315102          1,633,576       94,100 Sole                Sole  94100
Verizon Communications Inc             Common          92343V104          1,184,433       24,025 Sole                Sole  24025
Wabash National Corp                   Common          929566107          2,487,163      242,650 Sole                Sole  242650
Wal Mart Stores                        Common          931142103            942,330       18,660 Sole                Sole  18660
Wells Fargo Company                    Common          949746101          4,522,795       91,425 Sole                Sole  91425
Willamette Industries                  Common          969133107          3,040,600       66,100 Sole                Sole  66100
Williams Companies Inc                 Common          969457100          5,044,516      117,725 Sole                Sole  117725
WorldCom Inc                           Common          98157D106          1,795,580       96,082 Sole                Sole  96082
Transocean Sedco Forex Inc             Common          G90078109          3,668,841       84,633 Sole                Sole  84633
Aggregate Total                                                         184,935,475    4,951,490


Friday, April 27, 2001

FMV OF ALL LISTED SECURITIES



SUM OF FAIR MARKET VALUE
------------------------
          184,011,384.69